Invested and working capital, Non-current Assets - Other (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Invested and working capital [Abstract]
Unamortized loan fees	$ 4,252	$ 0
Loan amount	996,000
Principal amount	968,000
Capitalized interest	$ 28,000
Loan term	20 years